Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
October 31, 2023
GAI-NPRT1-1223
1.809089.120
Common Stocks - 96.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (a)	790,500	23,238
Elisa Corp. (A Shares)	113,800	4,826
Verizon Communications, Inc.	780,074	27,404
		55,468
Entertainment - 1.2%
The Walt Disney Co. (b)	442,290	36,086
Universal Music Group NV	2,016,300	49,377
Warner Music Group Corp. Class A	479,200	14,999
		100,462
Media - 2.6%
Comcast Corp. Class A	4,114,512	169,888
Interpublic Group of Companies, Inc.	1,624,931	46,148
		216,036
TOTAL COMMUNICATION SERVICES		371,966
CONSUMER DISCRETIONARY - 2.7%
Automobile Components - 0.2%
BorgWarner, Inc.	538,352	19,865
Hotels, Restaurants & Leisure - 1.2%
Amadeus IT Holding SA Class A	611,800	34,840
Churchill Downs, Inc.	79,200	8,699
Domino's Pizza, Inc.	55,000	18,644
Marriott International, Inc. Class A	113,623	21,425
Starbucks Corp.	200,160	18,463
		102,071
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	138,214	11,479
Whirlpool Corp.	31,894	3,335
		14,814
Specialty Retail - 0.8%
Lowe's Companies, Inc.	337,014	64,225
TJX Companies, Inc.	24,500	2,158
		66,383
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	135,300	13,905
Puma AG	185,454	10,459
Tapestry, Inc.	3,700	102
Wolverine World Wide, Inc.	193,500	1,558
		26,024
TOTAL CONSUMER DISCRETIONARY		229,157
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Diageo PLC sponsored ADR	248,611	38,162
Keurig Dr. Pepper, Inc.	1,955,000	59,295
Pernod Ricard SA	76,500	13,558
Remy Cointreau SA	41,547	4,710
The Coca-Cola Co.	1,503,910	84,956
		200,681
Consumer Staples Distribution & Retail - 1.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,400	2,417
Sysco Corp.	695,736	46,259
Target Corp.	261,400	28,961
Walmart, Inc. (c)	277,100	45,281
		122,918
Household Products - 0.2%
Colgate-Palmolive Co.	62,300	4,680
Kimberly-Clark Corp.	12,500	1,496
Procter & Gamble Co.	88,000	13,203
		19,379
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	173,300	22,333
Haleon PLC ADR	5,863,211	47,433
Kenvue, Inc.	3,179,108	59,131
		128,897
Tobacco - 0.9%
Altria Group, Inc.	1,576,867	63,343
Philip Morris International, Inc.	128,300	11,439
		74,782
TOTAL CONSUMER STAPLES		546,657
ENERGY - 11.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	59,500	2,048
Oil, Gas & Consumable Fuels - 11.3%
Energy Transfer LP	264,300	3,476
Enterprise Products Partners LP	254,500	6,627
Exxon Mobil Corp.	6,075,601	643,102
Hess Corp.	1,026,264	148,193
Imperial Oil Ltd.	1,356,826	77,325
Kosmos Energy Ltd. (b)	3,241,355	23,467
Shell PLC ADR	756,100	49,252
		951,442
TOTAL ENERGY		953,490
FINANCIALS - 17.5%
Banks - 11.3%
Bank of America Corp.	7,594,036	200,027
JPMorgan Chase & Co.	603,275	83,891
M&T Bank Corp.	220,994	24,917
PNC Financial Services Group, Inc.	786,901	90,077
Truist Financial Corp.	1,229,532	34,870
U.S. Bancorp	2,238,337	71,358
Wells Fargo & Co.	11,328,170	450,521
		955,661
Capital Markets - 1.9%
3i Group PLC	35,100	828
Brookfield Corp. Class A	449,602	13,106
Charles Schwab Corp.	28,500	1,483
CME Group, Inc.	4,500	961
Intercontinental Exchange, Inc.	12,600	1,354
KKR & Co. LP	575,852	31,902
Morgan Stanley	243,851	17,270
Northern Trust Corp.	895,653	59,032
Raymond James Financial, Inc.	306,970	29,297
S&P Global, Inc.	1,100	384
State Street Corp.	77,191	4,989
		160,606
Financial Services - 3.3%
Edenred SA	610,100	32,432
Fidelity National Information Services, Inc.	488,632	23,997
Global Payments, Inc.	199,700	21,212
MasterCard, Inc. Class A	66,567	25,052
Visa, Inc. Class A	741,375	174,297
		276,990
Insurance - 1.0%
American Financial Group, Inc.	40,800	4,462
Arthur J. Gallagher & Co.	34,200	8,054
Brookfield Asset Management Reinsurance Partners Ltd. (d)	2,086	61
Chubb Ltd.	114,356	24,543
Marsh & McLennan Companies, Inc.	168,770	32,007
Old Republic International Corp.	213,800	5,854
The Travelers Companies, Inc.	77,627	12,998
		87,979
TOTAL FINANCIALS		1,481,236
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	129,100	12,206
Becton, Dickinson & Co.	137,011	34,634
Boston Scientific Corp. (b)	1,594,322	81,613
GE Healthcare Holding LLC	95,236	6,340
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (d)	1,025,702	19,447
Sonova Holding AG	24,692	5,822
		160,062
Health Care Providers & Services - 6.3%
Cardinal Health, Inc. (c)	487,411	44,354
Cigna Group	407,454	125,985
CVS Health Corp.	683,312	47,155
Humana, Inc.	38,800	20,319
McKesson Corp. (c)	215,134	97,963
UnitedHealth Group, Inc.	373,287	199,918
		535,694
Life Sciences Tools & Services - 0.6%
Danaher Corp.	239,903	46,066
Thermo Fisher Scientific, Inc.	6,900	3,069
		49,135
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	2,018,736	104,025
Eli Lilly & Co. (c)	140,548	77,854
GSK PLC sponsored ADR	1,665,128	59,445
Johnson & Johnson	481,866	71,480
Sanofi SA sponsored ADR	217,097	9,824
UCB SA	408,800	29,872
Zoetis, Inc. Class A	13,900	2,182
		354,682
TOTAL HEALTH CARE		1,099,573
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.7%
Airbus Group NV	371,100	49,756
General Dynamics Corp.	144,161	34,787
Howmet Aerospace, Inc.	263,800	11,634
Huntington Ingalls Industries, Inc.	111,584	24,528
RTX Corp. (c)	185,625	15,108
Safran SA	134,600	21,027
Textron, Inc.	162,200	12,327
The Boeing Co. (b)	773,220	144,453
		313,620
Air Freight & Logistics - 1.5%
DSV A/S	48,200	7,189
Expeditors International of Washington, Inc.	8,400	918
FedEx Corp.	108,674	26,093
United Parcel Service, Inc. Class B	677,899	95,753
		129,953
Building Products - 0.4%
A.O. Smith Corp.	190,700	13,303
Johnson Controls International PLC	318,211	15,599
		28,902
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,475,400	42,504
RB Global, Inc.	15,600	1,020
Veralto Corp.	80,201	5,534
		49,058
Electrical Equipment - 1.0%
Acuity Brands, Inc.	133,615	21,642
AMETEK, Inc.	30,500	4,293
Hubbell, Inc. Class B	124,072	33,512
Regal Rexnord Corp.	146,800	17,383
Rockwell Automation, Inc.	19,318	5,077
		81,907
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	693,609	33,911
Industrial Conglomerates - 4.6%
3M Co.	103,466	9,410
General Electric Co.	3,501,811	380,402
		389,812
Machinery - 1.8%
Allison Transmission Holdings, Inc.	385,800	19,452
Caterpillar, Inc.	21,123	4,775
Cummins, Inc.	57,976	12,540
Donaldson Co., Inc.	665,312	38,362
Epiroc AB (A Shares)	32,700	539
Fortive Corp.	292,388	19,087
Kardex AG	6,600	1,273
Nordson Corp.	153,727	32,681
Otis Worldwide Corp.	87,573	6,762
Stanley Black & Decker, Inc.	113,518	9,655
Westinghouse Air Brake Tech Co.	53,947	5,719
		150,845
Passenger Airlines - 0.0%
Copa Holdings SA Class A	30,400	2,482
Professional Services - 0.9%
Equifax, Inc.	93,923	15,927
Genpact Ltd.	614,371	20,606
Paycom Software, Inc.	14,700	3,601
RELX PLC (London Stock Exchange)	897,501	31,348
Robert Half, Inc.	9,500	710
TransUnion Holding Co., Inc.	73,300	3,216
		75,408
Trading Companies & Distributors - 1.1%
Brenntag SE	74,700	5,542
Fastenal Co.	126,376	7,373
MSC Industrial Direct Co., Inc. Class A	16,600	1,573
Watsco, Inc. (d)	208,991	72,915
WESCO International, Inc.	64,900	8,320
		95,723
Transportation Infrastructure - 0.2%
Aena SME SA (a)	84,400	12,212
TOTAL INDUSTRIALS		1,363,833
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	116,364	23,319
IT Services - 0.5%
Amdocs Ltd.	160,700	12,882
IBM Corp.	184,842	26,736
		39,618
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	176,208	27,723
Applied Materials, Inc.	191,700	25,371
BE Semiconductor Industries NV	84,100	8,658
Broadcom, Inc.	36,900	31,047
Lam Research Corp.	40,130	23,605
Marvell Technology, Inc.	1,273,586	60,139
Microchip Technology, Inc.	23,700	1,690
NVIDIA Corp.	256,005	104,399
NXP Semiconductors NV	218,226	37,629
Qualcomm, Inc.	289,372	31,539
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	319,800	27,602
Teradyne, Inc.	78,000	6,495
		385,897
Software - 10.7%
Intuit, Inc.	139,700	69,145
Microsoft Corp.	2,197,882	743,122
Sage Group PLC	1,074,700	12,678
SAP SE sponsored ADR (d)	593,245	79,495
		904,440
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,560,502	266,487
FUJIFILM Holdings Corp.	62,600	3,424
Samsung Electronics Co. Ltd.	162,180	8,061
		277,972
TOTAL INFORMATION TECHNOLOGY		1,631,246
MATERIALS - 2.1%
Chemicals - 0.8%
DuPont de Nemours, Inc.	509,098	37,103
International Flavors & Fragrances, Inc.	35,300	2,413
LyondellBasell Industries NV Class A	212,000	19,131
PPG Industries, Inc.	54,322	6,669
Sherwin-Williams Co.	14,400	3,430
		68,746
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	3,195,100	37,026
Freeport-McMoRan, Inc.	2,099,612	70,925
		107,951
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	28,300	1,451
TOTAL MATERIALS		178,148
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	258,778	46,112
Crown Castle International Corp.	498,600	46,360
Equinix, Inc.	1,100	803
Public Storage	2,400	573
Simon Property Group, Inc.	371,560	40,831
		134,679
UTILITIES - 2.3%
Electric Utilities - 2.2%
Constellation Energy Corp.	47,813	5,399
Duke Energy Corp.	178,921	15,904
Entergy Corp.	142,463	13,618
Eversource Energy	294,700	15,852
Exelon Corp.	155,840	6,068
FirstEnergy Corp.	125,300	4,461
PG&E Corp. (b)	944,900	15,402
Southern Co.	1,619,066	108,963
		185,667
Multi-Utilities - 0.1%
Sempra	148,192	10,378
TOTAL UTILITIES		196,045
TOTAL COMMON STOCKS (Cost $5,889,840)		8,186,030

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $9,593)	13,103	8,877

Money Market Funds - 4.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (f)	235,430,977	235,478
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	141,480,765	141,495
TOTAL MONEY MARKET FUNDS (Cost $376,973)		376,973

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $6,276,406)	8,571,880
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(122,062)
NET ASSETS - 100.0%	8,449,818

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Cardinal Health, Inc.	Chicago Board Options Exchange	449	4,086	97.50	12/15/23	(46)
Eli Lilly & Co.	Chicago Board Options Exchange	75	4,154	580.00	12/15/23	(125)
McKesson Corp.	Chicago Board Options Exchange	298	13,570	450.00	11/17/23	(468)
McKesson Corp.	Chicago Board Options Exchange	298	13,570	480.00	12/15/23	(186)
Raytheon Co.	Chicago Board Options Exchange	1,507	12,265	80.00	01/19/24	(637)
Walmart, Inc.	Chicago Board Options Exchange	223	3,644	170.00	12/15/23	(44)

TOTAL WRITTEN OPTIONS						(1,506)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,450,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $51,289,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	498,389	48,907	311,818	4,820	-	-	235,478	0.5%
Fidelity Securities Lending Cash Central Fund 5.40%	99,536	263,412	221,453	441	-	-	141,495	0.6%
Total	597,925	312,319	533,271	5,261	-	-	376,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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